Net Loss per Share	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net income (loss) per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method.
The following table presents the computation of basic and diluted net loss per share for the period indicated:

	Twelve Weeks Ended		Twenty-eight Weeks Ended
	July 14, 2014	July 15, 2013	July 14, 2014	July 15, 2013
Net income (loss) (in thousands):	$1,119	$423	$(8,869)	$(968)
Shares:
Basic weighted average shares outstanding	19,269,746	12,561,414	15,812,901	12,561,414
Diluted weighted average shares outstanding	19,477,864	12,561,414	15,812,901	12,561,414
Earnings per share:
Basic EPS	$0.06	$0.03	$(0.56)	$(0.08)
Diluted EPS	$0.06	$0.03	$(0.56)	$(0.08)

During the twenty-eight weeks ended July 14, 2014, 351,975 stock options and 5,074 restricted stock units were excluded from the diluted EPS calculation because their inclusion would have been anti-dilutive. During the twenty-eight weeks ended July 15, 2013, there were no stock options or restricted units excluded from the diluted EPS calculation.

Net Loss per Share
Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method.
On April 16, 2014, we completed our IPO, giving effect to a 125,614.14:1 stock split, which became effective on April 14, 2014. All share and per share data have been retroactively restated to reflect the stock split. All share amounts throughout these financial statement have been adjusted as applicable.
The following table presents the computation of basic and diluted net loss per share for the period indicated:

	2013	2012	2011
Historical net loss per share:
Net loss	$(3,715,096)	$(252,895)	$(26,925)
Weighted average shares outstanding, basic and diluted	12,561,414	12,561,414	12,561,414
Net loss per share, basic and diluted	$(0.30)	$(0.02)	$—